Loans and Allowance for Credit Losses (Aging Analysis) (Details) ¥ in Millions	12 Months Ended
Mar. 31, 2024 JPY (¥)
Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	¥ 725,588
1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	25,192
Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	12,123
Commercial | Current | Domestic
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	324,772
Commercial | Current | Foreign
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	85,566
Commercial | 1-3 months Past Due | Domestic
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	740
Commercial | 1-3 months Past Due | Foreign
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	0
Commercial | Greater Than 3 months Past Due | Domestic
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	338
Commercial | Greater Than 3 months Past Due | Foreign
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	0
Residential | Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	13,770
Residential | 1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	918
Residential | Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	154
Card | Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	17,888
Card | 1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	3,961
Card | Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	2,066
Krungsri | Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	277,919
Krungsri | 1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	18,125
Krungsri | Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	9,271
Other | Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	5,673
Other | 1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	1,448
Other | Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	¥ 294